CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,208,696	$ 437,904	$ 924,440
Adjustments to reconcile net cash flows from operating activities:
Prepaid expenses and other current assets	753,405	(57,406)	(130,282)
Net cash used in operating activities	1,260,561	(338,432)	261,816
Net cash used in investing activities	(1,396,125)	(471,407)	1,881,329
Net cash provided by financing activities	3,340,905	439,193	8,094
Change in cash	3,305,170	(374,887)	2,069,196
Cash, beginning of year	1,702,279	2,077,166	7,970
Cash, end of year	5,007,449	1,702,279	2,077,166
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	1,680,250	437,904	842,661
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	(2,168,995)	(437,904)	(842,661)
Prepaid expenses and other current assets	(55,639)	0	0
Net cash used in operating activities	(544,384)	0	0
Investment in subsidiaries	(4,236,320)	0	0
Net cash used in investing activities	(4,236,320)	0	0
Net cash provided by financing activities	4,780,704	0	0
Change in cash	0	0	0
Cash, beginning of year	0	0	0
Cash, end of year	$ 0	$ 0	$ 0